Income Taxes - Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment to offset deferred tax assets	¥ (17,084)	¥ (5,579)
Deferred tax assets	24,095	17,107
Adjustment to offset deferred tax liabilities	17,084	5,579
Deferred tax liabilities	(1,071)	(503)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,179	22,686
Deferred tax liabilities	¥ (18,155)	¥ (6,082)